CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) - USD ($)						6 Months Ended
	Jun. 29, 2026	Mar. 31, 2026	Mar. 02, 2026	Jan. 28, 2026	Jan. 27, 2026	Jun. 30, 2026	Aug. 20, 2026	Jun. 23, 2026	Apr. 22, 2026	Apr. 13, 2026	Mar. 23, 2026	Mar. 18, 2026	Mar. 06, 2026	Mar. 04, 2026
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Original Issue Discount rate							8.00%
Aggregate purchase price of convertible notes and warrants			$ 5,500,000
Amount paid to escrow for preferred stock subscription			1,000,000
Gross cash proceeds received from convertible notes and warrants			4,105,000
Repayment of secured promissory note				$ 1,109,945
Placement agent commission			412,500
Other transaction fees paid for convertible notes and warrants			245,000
net proceeds available for corporate purposes			2,337,555
Transaction costs			$ 1,052,500
Beneficial ownership cap rate			4.99%
Lowest trading price percentage			80.00%
Floor price per share (in Dollars per share)			$ 0.092
Maximum price per share (in Dollars per share)			1.5
Warrant exercise price per share (in Dollars per share)			$ 289.5
Warrants exercised cashless (in Shares)										3,500
Percentage redemption rights exercisable conversion						125.00%
Gain on credit risk						$ 1,726
Convertible-note deferred day-one difference						7,176,298
Warrant deferred day-one difference						$ 4,441,474
Redemption percentage		125.00%				125.00%
Minimum proceeds applied to redemption						80.00%
Redemption amount		$ 6,794,776
Cash paid		$ 5,428,323
Unpaid redemption balance						$ 1,366,453
Accrued Interest Converted													$ 760
Outstanding warrants underlying to ordinary shares (in Shares)						11,284
Outstanding balance accrued rate						25.00%
Repurchased and cancelled the warrants (in Dollars per share)					$ 90
aggregate purchase price					$ 857,143
Repurchase warrants fair value					$ 1,200,000
Bottom of range [member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Adjusted floor price per share (in Dollars per share)											$ 0.092
Top of range [member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Adjusted floor price per share (in Dollars per share)											$ 4.6
Ault Lending [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Transaction costs withheld from convertible note proceeds			$ 395,000
Warrants exercised cashless (in Shares)						11,284								16,720
L1 Capital Global Opportunities Master Fund [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Cash paid	$ 356,250
Principal converted													375,000
Convertible note principal amount outstanding													$ 285,000
Convertible Promissory Notes [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Original Issue Discount rate			8.00%
Aggregate principal face amount			$ 5,940,000
Aggregate purchase price			5,500,000
Convertible Promissory Notes [Member] | Ault Lending [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Principal face amount			5,280,000
Convertible Promissory Notes [Member] | L1 Capital Global Opportunities Master Fund [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Principal face amount			$ 660,000
Convertible Notes [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Debt instrument bear interest rate			10.00%
Unpaid redemption balance						$ 1,366,453
Class A Ordinary Shares [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Number Of warrants issued (in Shares)			31,504
Reverse share splits (in Shares)			47,255,369
Description of reverse share splits.			50-for-1 and 30-for-1 reverse share splits
Beneficial ownership cap rate			4.99%
Fixed volatility percentage			135.00%
Warrant shares surrendered capped percentage			125.00%
Number of ordinary shares (in Shares)						23,910
Repurchased and cancelled the warrants (in Dollars per share)					$ 0.06
Class A Ordinary Shares [Member] | L1 Capital Global Opportunities Master Fund [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Number of ordinary shares (in Shares)													2,545
Warrants Issued [Member] | Ault Lending [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Number Of warrants issued (in Shares)			28,004
Warrants Issued [Member] | L1 Capital Global Opportunities Master Fund [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Number Of warrants issued (in Shares)			3,500
Reverse Share Splits 50 for 1 [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Reverse share splits (in Shares)			42,004,773
Warrant exercise price per share (in Dollars per share)			$ 0.193
Warrants exercised cashless (in Shares)						30,330,596
Number of ordinary shares (in Shares)						35,864,293
Reverse Share Splits 50 for 1 [Member] | Ault Lending [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Warrants exercised cashless (in Shares)						16,924,773								25,080,000
Reverse Share Splits 50 for 1 [Member] | L1 Capital Global Opportunities Master Fund [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Warrants exercised cashless (in Shares)										5,250,596
Number of ordinary shares (in Shares)													3,817,336
Reverse Share Splits 30 for 1 [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Reverse share splits (in Shares)			5,250,596
Floor price per share (in Dollars per share)								$ 138
Maximum price per share (in Dollars per share)								$ 2,250
Warrant exercise price per share (in Dollars per share)			$ 0.193
Warrants exercised cashless (in Shares)						30,330,596
Number of ordinary shares (in Shares)						35,864,293
Reverse Share Splits 30 for 1 [Member] | Ault Lending [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Warrants exercised cashless (in Shares)						16,924,773						25,080,000
Reverse Share Splits 30 for 1 [Member] | L1 Capital Global Opportunities Master Fund [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Warrants exercised cashless (in Shares)									5,250,596
Number of ordinary shares (in Shares)													3,817,336
Warrants Exercised [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES (Details) [Line Items]
Warrants exercised cashless (in Shares)						20,220